Employee benefit plans (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee Benefit and Share-based Payment Arrangement, Noncash Expense [Abstract]
Opening balance sheet asset/provision (funded status), beginning	$ 4,465	$ 4,585	$ 3,810
Net service cost	412	372	361
Interest cost/(credit)	107	86	71
Expected return on assets	(123)	(116)	(93)
Amortization on net (gain)/loss	88	108	103
Amortization on prior service cost/(credit)	62	62	61
Currency translation adjustment	(2)	1	0
Total net periodic benefit cost/(credit)	544	512	504
Actuarial (gain)/loss on liabilities due to experience	1,056	272	743
Actuarial gain/loss on liab. from changes to fin. assump	1,431	(309)	1
Actuarial (gain)/loss on liab. from changes to demo. assump	0	1	0
Return in plan assets, excl. amounts included in net interest	(136)	(56)	(299)
Amortization on net (gain)/loss	(88)	(108)	(103)
Amortization on prior service cost/(credit)	(62)	(62)	(61)
Currency translation adjustment	(2)	0	(3)
Total gain/loss recognized via OCI	2,200	(262)	279
Employer contributions paid in the year	(371)	(293)	(250)
Total cashflow	(371)	(293)	(250)
Currency translation adjustment	43	(77)	242
Closing balance sheet asset/provision (funded status), ending	6,880	4,465	4,585
Reconciliation of net gain/loss
Amount at beginning of year	1,964	2,187	1,852
Amortization during the year	(86)	(109)	(103)
Asset (gain)/loss	(136)	(56)	(299)
Liability (gain)/loss	2,487	(37)	744
Currency translation adjustment	29	(21)	16
Amount at year-end	4,258	1,964	2,187
Reconciliation of prior service cost/(credit)
Amount at beginning of year	357	423	479
Amortization during the year	(62)	(62)	(61)
Currency translation adjustment	5	(4)	5
Amount at year-end	$ 300	$ 357	$ 423